Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
Income before income taxes		2,103	2,735	4,146	4,870
Income taxes at statutory rate (34%)		(715)	(930)	(1,410)	(1,656)
Adjustments that affect the taxes basis:
Tax incentives		579	298	991	767
Addition of tax loss carryforward		182	369	122	213
Equity results		(13)	4	(4)	(3)
Tax effects on temporary differences – Energy Assets	15(a)	–	–	(135)	–
Effects on tax computation of foreign operations		34	(10)	(78)	(20)
Reclassification of cumulative adjustments to the income statement		–	(4)	(3)	(22)
Gain on divestment in PTVI	15(b)	–	358	–	358
Other		(35)	(51)	(98)	(51)
Income taxes		32	34	(615)	(414)
Current tax		(285)	(639)	(471)	(1,373)
Deferred tax		317	673	(144)	959
Income taxes		32	34	(615)	(414)

Schedule of changes in deferred tax assets and liability

	Notes	Assets	Liabilities	Deferred taxes, net
Balance as of December 31, 2024		8,244	445	7,799
Effect in income statement		(112)	17	(129)
Other comprehensive income		2	7	(5)
Transfer between assets and liabilities		(103)	(103)	–
Translation adjustment		954	56	898
Transfer to held for sale (Energy Assets)	15(a)	(10)	(295)	285
Balance as of June 30, 2025		8,975	127	8,848

Balance as of December 31, 2023		9,565	870	8,695
Effect in income statement		873	(98)	971
Other comprehensive income		602	15	587
Transfer between assets and liabilities		50	50	–
Translation adjustment		(1,159)	(31)	(1,128)
Balance as of June 30, 2024		9,931	806	9,125

Schedule of income taxes settlement program

	June 30, 2025	December 31, 2024
Current liabilities	412	353
Non-current liabilities	971	1,007
REFIS liabilities	1,383	1,360

SELIC rate	15.00%	12.25%

Schedule of uncertain tax positions

	June 30, 2025			December 31, 2024
	Assessed (i)	Potential (ii)	Total	Assessed (i)	Potential (ii)	Total
UTPs not recorded on statement of financial position (iii)
Transfer pricing over the exportation of ores to a foreign subsidiary	3,995	1,825	5,820	3,387	1,608	4,995
Expenses of interest on capital	1,499	–	1,499	1,262	–	1,262
Proceeding related to income tax paid abroad	501	–	501	427	–	427
Goodwill amortization	885	76	961	743	62	805
Payments to Renova Foundation	355	398	753	301	351	652
Other	476	–	476	415	–	415
	7,711	2,299	10,010	6,535	2,021	8,556

UTPs recorded on statement of financial position
Deduction of CSLL in Brazil	181	–	181	154	–	154
	181	–	181	154	–	154

(i) Includes the tax effects arising from the reduction of the tax losses and negative basis of the CSLL without fines and interest.

(ii) Includes the principal, without fines and interest.

(iii) Based on the assessment of its internal and external legal advisors, the Company believes that the tax treatment adopted for these matters will be accepted in decisions of the higher courts on last instance.

Schedule of recoverable and payable taxes

	Consolidated
	Current assets		Non-current assets		Current liabilities
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Value-added tax ("ICMS")	304	260	16	3	114	34
Brazilian federal contributions ("PIS" and "COFINS")	166	266	1,167	975	3	12
Income taxes	850	564	345	319	710	317
Financial compensation for the exploration of mineral resources ("CFEM")	–	–	–	–	64	63
Other	15	10	–	–	129	148
Total	1,335	1,100	1,528	1,297	1,020	574